SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Reconciliation of Adjusted EBITDA to Operating Income (Loss)
The Company has presented the components that reconcile Adjusted EBITDA to operating income, an accepted GAAP measure:

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Cablevision	Cequel	Total	Cablevision	Cequel	Total
Operating income	$320,686	$520,322	$841,008	$78,008	$384,801	$462,809
Share-based compensation	42,060	15,370	57,430	9,164	5,204	14,368
Restructuring and other expense	112,384	40,017	152,401	212,150	28,245	240,395
Depreciation and amortization (including impairments)	2,251,710	678,861	2,930,571	963,665	736,641	1,700,306
Adjusted EBITDA	$2,726,840	$1,254,570	$3,981,410	$1,262,987	$1,154,891	$2,417,878

(a)	Reflects operating results of Cablevision from the date of acquisition.

Reconciliation of Reportable Segment Amounts to Cablevision's and CSC Holdings' Consolidated Balances
A reconciliation of reportable segment amounts to the Company's consolidated balances are as follows:

	Year Ended December 31,
	2017	2016
Operating income for reportable segments	$841,008	$462,809
Items excluded from operating income:
Interest expense	(1,603,132)	(1,456,541)
Interest income	1,921	13,811
Gain on investments, net	237,354	141,896
Loss on derivative contracts, net	(236,330)	(53,696)
Gain (loss) on interest rate swap contracts	5,482	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs	(600,240)	(127,649)
Other income (expense), net	(13,651)	1,186
Loss before income taxes	$(1,367,588)	$(1,091,145)

Schedule of Revenue by Products and Services and Segments
The following table presents the composition of revenue by segment:

	Year Ended December 31, 2017				Year Ended December 31, 2016
	Cablevision (a)	Cequel	Eliminations	Total	Cablevision (a)	Cequel	Total
Residential:
Pay TV	$3,175,097	$1,099,025	$—	$4,274,122	$1,668,348	$1,120,525	$2,788,873
Broadband	1,649,771	958,824	—	2,608,595	817,160	834,414	1,651,574
Telephony	570,871	129,894	—	700,765	311,832	153,939	465,771
Business services and wholesale	922,691	375,522	—	1,298,213	468,632	350,909	819,541
Advertising	321,149	73,509	(2,792)	391,866	163,678	88,371	252,049
Other	10,747	22,642	—	33,389	14,402	25,002	39,404
Total Revenue	$6,650,326	$2,659,416	$(2,792)	$9,306,950	$3,444,052	$2,573,160	$6,017,212

(a)	Reflects revenue from the Cablevision Acquisition Date.

Capital Expenditures by Reportable Segment	Capital expenditures (cash basis) by reportable segment are presented below:

	Years Ended December 31,
	2017	2016
Cablevision	$671,417	$298,357
Cequel	279,932	327,184
	$951,349	$625,541